Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and Finance Costs [Abstract]
Amortization of deferred finance costs and debt discounts	$ 3,333	$ 757	$ 738
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	326	350	402
Amortization of convertible note beneficial conversion feature (non-cash)	2,887	5,518	3,713
Fair value measurement of units issued to former related party	0	596	0
Other	400	360	446
Total	17,779	12,342	15,216
Interest and Finance Costs - Related Party [Abstract]
Amortization of deferred finance costs and debt discounts	0	0	240
Amortization of convertible note beneficial conversion feature (non-cash)	2,887	5,518	3,713
Amortization of deferred finance costs and debt discounts (shares issued to JDH - non-cash)	0	201	3,505
Restructuring expenses	0	1,015	0
Total	0	11,083	8,629
Long-Term Debt and Other Financial Liabilities [Member]
Interest and Finance Costs [Abstract]
Interest expense	8,766	10,279	13,630
Long-term Debt [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	0	1,924	420
Convertible Notes [Member]
Interest and Finance Costs [Abstract]
Interest expense	2,067	0	0
Interest and Finance Costs - Related Party [Abstract]
Interest expense	$ 0	$ 2,425	$ 751